Basis of Preparation - Additional Information (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 16, 2022 USD ($)	Oct. 16, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impact Of Revised Estimated Reduction Of Provision					$ 1,100,000
Impairment of asset sale and purchase agreement	$ 3,790,340	$ 5,150,000
Assets held for sale	3,203,557		$ 3,203,557	$ 3,203,557
Impairment loss on assets held for sale			$ 14,530,458	$ 15,346,119
Canadian cannabis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected cost to sell Canadian cannabis disposal group asset	$ 586,783